Risks Arising from Financial Instruments - Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net foreign exchange results [line items]
Net foreign exchange	$ (363)	$ (84)	$ 14
Hedged (economic hedges) [Member]
Net foreign exchange results [line items]
Net foreign exchange	297	717	(181)
Not hedged [Member]
Net foreign exchange results [line items]
Net foreign exchange	$ (660)	$ (801)	$ 195